SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2016
Computer Equipment [Member]
Property, Plant and Equipment, Depreciation Rate	33.30%
Vehicles [Member]
Property, Plant and Equipment, Depreciation Rate	15.00%
Laboratory Equipment [Member]
Property, Plant and Equipment, Depreciation Rate	15.00%
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Depreciation Rate	15.00%
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Depreciation Rate	7.00%